Document And Entity Information	Feb. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2022
Entity Registrant Name	Paymentus Holdings, Inc.
Entity Central Index Key	0001841156
Entity Emerging Growth Company	true
Entity File Number	001-40429
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3188251
Entity Address, Address Line One	18390 NE 68TH ST.
Entity Address, City or Town	Redmond
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98052
City Area Code	888
Local Phone Number	440-4824
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	PAY
Security Exchange Name	NYSE